Leases - Roll-Forward of Right-To-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cost
Balance - Beginning of fiscal year	$ 12,714	$ 17,075
Balance - End of fiscal year	16,719	12,714
Accumulated depreciation
Balance - Beginning of fiscal year	(12,714)	(17,075)
Depreciation charge	5,088	5,220
Balance - End of fiscal year	(16,719)	(12,714)
Net book value
Net book value	16,719	12,714
Cost
Cost
Balance - Beginning of fiscal year	30,615	33,528
Additions	4,483	120
Modifications to and disposals of lease contracts	724	(3,162)
Exchange differences	159	129
Balance - End of fiscal year	35,981	30,615
Accumulated depreciation
Balance - Beginning of fiscal year	(30,615)	(33,528)
Modifications to and disposals of lease contracts	724	(3,162)
Exchange differences	159	129
Balance - End of fiscal year	(35,981)	(30,615)
Net book value
Net book value	35,981	30,615
Accumulated depreciation
Cost
Balance - Beginning of fiscal year	(17,901)	(16,453)
Modifications to and disposals of lease contracts	(3,892)	(3,830)
Exchange differences	165	58
Balance - End of fiscal year	(19,262)	(17,901)
Accumulated depreciation
Balance - Beginning of fiscal year	17,901	16,453
Depreciation charge	5,088	5,220
Modifications to and disposals of lease contracts	(3,892)	(3,830)
Exchange differences	165	58
Balance - End of fiscal year	19,262	17,901
Net book value
Net book value	$ (19,262)	$ (17,901)